LEASES - Future minimum lease payments for operating and financing leases as lessee (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Leases
For the year ended December 31,2021	¥ 1,207,647	$ 185,080
For the year ended December 31,2022	1,033,372	158,371
For the year ended December 31,2023	876,146	134,275
For the year ended December 31,2024	672,721	103,099
For the year ended December 31,2025	422,324	64,724
Thereafter	571,516	87,589
Total minimum lease payments	4,783,726	733,138
Less: imputed interest	756,092	115,876
Total lease liability balance	4,027,634	617,262
Minimum payments related to leases not yet commenced as of December 31, 2020	749,130	114,809
Financing leases
For the year ended December 31,2021	1,753	267
For the year ended December 31,2022	1,231	189
For the year ended December 31,2023	989	152
For the year ended December 31,2024	532	81
For the year ended December 31,2025	115	18
Total minimum lease payments	4,620	707
Less: imputed interest	341	52
Total lease liability balance	¥ 4,279	$ 655